Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.56%
California–103.72%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$500	$500,207

Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	5	5,000

Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	1,000	1,006,326

Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2024	245	245,189

Series 2014 A, RB	5.00%	07/01/2039	5,710	5,681,539

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,103,912

Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,462,686

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(a)	5.00%	10/01/2052	7,000	7,365,009

Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2052	10,000	10,805,992

Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion);
Series 2014 A, Ref. RB(b)(c)	5.00%	05/01/2024	1,350	1,361,035

Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,304,943

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,350,232

Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	675	678,945

Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	627,247

Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	131,242

Series 2019, RB	5.00%	09/01/2031	140	146,809

Series 2019, RB	5.00%	09/01/2049	775	786,581

Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,065	1,082,135

Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	872,477

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,465	1,355,096

Series 2009, GO Bonds(d)	0.00%	08/01/2032	3,045	2,330,696

Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	501,827

Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,905	1,912,547

Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,013,681

Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(e)	5.50%	09/01/2036	2,500	875,000

Series 2006, RB(e)	5.55%	09/01/2036	2,325	813,750

California (State of);
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,009

Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,733,320

Series 2022, GO Bonds	5.00%	09/01/2052	5,000	5,451,879

Series 2022, RB(f)	5.00%	11/01/2042	11,370	12,774,660

Series 2022, RB(f)	5.00%	09/01/2052	10,000	10,903,757

Series 2023, GO Bonds	5.25%	10/01/2045	5,000	5,676,525

Series 2023, GO Bonds(f)	5.25%	09/01/2053	15,000	16,836,378

California (State of) Community Choice Financing Authority; Series 2023, RB(c)	5.25%	04/01/2030	6,000	6,147,600

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,155,433

Series 2023 D, RB(c)	5.50%	11/01/2028	8,000	8,458,757

Series 2023, RB(c)	5.00%	08/01/2029	3,600	3,736,481

Series 2023, RB(c)	5.00%	03/01/2031	12,250	12,823,844

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	669,122

Series 2018, RB	5.25%	05/01/2053	2,500	2,507,670

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	4,555	3,575,111

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(g)	5.00%	02/01/2050	4,500	3,520,126

California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(g)	4.00%	02/01/2056	3,000	2,165,817

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(g)	5.00%	08/01/2049	$5,360	$4,871,590

California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	80	79,588

Series 2007 D, RB(d)(g)	0.00%	06/01/2057	45,600	3,296,210

Series 2007 E, RB(d)(g)	0.00%	06/01/2057	51,500	3,169,655

Series 2007 F, RB(d)(g)	0.00%	06/01/2057	55,250	3,279,259

Series 2014, Ref. RB	4.00%	06/01/2029	465	465,412

Series 2020 A, Ref. RB	4.00%	06/01/2037	550	546,097

Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,163,574

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,740	2,781,871

Series 2002, RB	6.00%	06/01/2042	18,700	18,986,058

Series 2006 C, RB(d)	0.00%	06/01/2055	332,360	30,317,181

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	4,500	4,503,279

Series 2002, RB	6.13%	06/01/2038	9,700	9,706,168

Series 2006 A, RB(d)	0.00%	06/01/2046	62,110	14,738,920

Series 2006 C, RB(d)	0.00%	06/01/2055	71,700	7,406,875

Series 2006 D, RB(d)	0.00%	06/01/2055	309,500	28,972,790

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,801,509

Series 2020 A, Ref. RB	4.00%	06/01/2049	710	632,733

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	610	618,771

Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	22,000	3,623,530

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,510	3,439,301

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,243,041

Series 2020, Ref. RB(d)	0.00%	06/01/2055	7,050	1,304,515

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,040	1,040,097

California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,754,829

Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,017,618

California (State of) Educational Facilities Authority (Saint Mary’s College of California);
Series 2023, Ref. RB	5.50%	10/01/2053	9,705	9,987,517

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	3,600	3,634,101

California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,828,550

California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.25%	06/01/2053	2,625	2,539,310

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,353,049

Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,299,952

Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,039,227

Series 2021 A, Ref. RB	4.00%	08/15/2048	24,375	23,917,879

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,732,020

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	12,060	11,331,741

California (State of) Health Facilities Financing Authority (Community Program for Persons with

Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	1,105	1,107,845

California (State of) Health Facilities Financing Authority (El Camino Hospital); Series 2015 A, Ref. RB	5.00%	02/01/2040	2,130	2,142,134

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	11,342,484

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	520,687

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	$ 700	$722,146

Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,007,933

California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 B, RB	5.00%	10/01/2044	7,625	7,660,025

California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	15,000	14,820,181

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	21,350	21,751,425

California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	6,259	6,162,872

Series 2019 A-2, RB	4.00%	03/20/2033	8,386	8,341,289

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	3,874	3,603,197

California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	9,693	8,903,314

California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB(b)(c)	5.00%	12/06/2023	6,265	6,265,625

Series 2015, Ref. RB(b)(c)	5.00%	12/06/2023	1,000	1,000,100

California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program);
Series 2021 A-1, RB(g)	5.00%	01/01/2056	2,450	1,869,575

California (State of) Municipal Finance Authority;
Series 2021 B, RB	4.00%	09/01/2041	915	833,187

Series 2021 B, RB	4.00%	09/01/2046	830	724,641

Series 2021 B, RB	4.00%	09/01/2051	775	652,033

California (State of) Municipal Finance Authority (American Heritage Education Foundation);
Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,431,116

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	280	263,738

Series 2018 A, RB(g)	5.00%	06/01/2048	3,225	2,840,092

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	634,467

Series 2020 B, RB	4.00%	09/01/2050	1,095	880,913

Series 2021 A, RB	4.00%	09/01/2041	655	597,169

Series 2021 A, RB	4.00%	09/01/2051	1,500	1,250,286

Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,189,697

Series 2022 B, Ref. RB	6.30%	09/01/2052	870	896,654

Series 2022 C, RB	6.25%	09/01/2052	1,895	1,897,838

Series 2023 B, RB	5.75%	09/01/2053	1,350	1,395,817

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,000	927,904

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,683,926

Series 2014 A, RB	5.25%	08/15/2049	1,420	1,425,836

Series 2014 B, RB	5.88%	08/15/2049	705	705,715

California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,043,838

Series 2021 B, Ref. RB	4.00%	08/15/2041	295	267,678

Series 2021 B, Ref. RB	4.00%	08/15/2051	435	363,764

Series 2023, RB	5.25%	08/15/2058	1,100	1,146,680

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB	5.00%	05/15/2043	5,900	5,966,785

California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,033,959

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I

Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,717,026

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	$3,750	$3,869,462

Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,108,213

Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,042,466

Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,017,047

Series 2017 A, Ref. RB	5.00%	02/01/2047	2,005	2,024,143

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,001,504

California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(g)	6.63%	01/01/2032	930	902,863

Series 2012, RB(g)	6.88%	01/01/2042	2,080	1,944,983

California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(a)	4.00%	05/15/2046	2,000	1,803,348

California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds));
Series 2023, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,171,071

California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,718,677

Series 2021, RB	4.00%	10/01/2046	1,080	967,197

Series 2021, RB	4.00%	10/01/2049	4,500	3,961,865

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2043	10,005	10,100,197

Series 2018 A, RB(h)	5.00%	12/31/2047	18,610	18,743,521

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,509,815

California (State of) Municipal Finance Authority (Open Door Community Health Centers);
Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	09/15/2051	3,385	3,296,872

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The));
Series 2018 A, RB(g)	5.00%	07/01/2049	600	539,333

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(a)	5.25%	11/01/2052	5,400	5,915,999

California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	12,203,394

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,280	3,000,942

California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(g)	5.00%	11/01/2029	990	1,011,966

Series 2019 A, Ref. RB(g)	5.00%	11/01/2039	1,475	1,442,298

Series 2019 A, Ref. RB(g)	5.00%	11/01/2049	2,700	2,427,572

California (State of) Municipal Finance Authority (Touro College and University System);
Series 2014 A, RB(b)(c)	5.25%	07/01/2024	620	627,891

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	5,988,032

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	16,780	16,248,136

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	616,122

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	1,500	1,371,730

California (State of) Pollution Control Financing Authority;
Series 2012, RB(g)(h)	5.00%	07/01/2037	3,000	3,000,609

Series 2012, RB(g)(h)	5.00%	11/21/2045	1,000	993,389

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(g)(h)(i)(j)	7.00%	12/01/2027	3,500	350,000

Series 2017, RB(g)(h)(i)	8.00%	12/01/2027	2,000	120,000

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(g)(h)(i)	7.50%	07/01/2032	1,425	71,250

Series 2017, RB(g)(h)(i)	8.00%	07/01/2039	1,900	95,000

Series 2020, RB(g)(h)(i)	7.50%	07/01/2032	395	19,750

California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(g)(h)	5.00%	11/21/2045	1,000	1,015,172

California (State of) Pollution Control Financing Authority (San Diego County Water Authority);
Series 2019, Ref. RB(g)	5.00%	11/21/2045	3,500	3,531,067

California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(h)	3.00%	11/01/2025	1,500	1,461,390

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	5.13%	07/01/2055	5,000	4,071,038

California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(g)	5.00%	01/01/2056	1,000	794,363

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(g)	2.13%	11/15/2027	$ 2,000	$1,906,531

Series 2021, RB(g)	2.38%	11/15/2028	2,000	1,885,510

Series 2021, RB(g)	5.00%	11/15/2046	1,000	878,480

Series 2021, RB(g)	5.00%	11/15/2051	500	430,210

Series 2021, RB(g)	5.00%	11/15/2056	1,000	842,071

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,019,548

Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,003,314

California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(g)	10.00%	05/15/2028	2,900	3,045,548

California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy);
Series 2019 A, RB(g)	5.00%	06/15/2049	1,400	1,228,132

California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(g)	5.00%	07/01/2036	400	385,161

Series 2019 A, RB(g)	5.00%	07/01/2044	630	554,729

Series 2019 A, RB(g)	5.00%	07/01/2054	1,600	1,332,437

California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	19,640	19,646,308

California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,019,805

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	840,639

Series 2015, RB(g)	5.00%	07/01/2045	1,265	1,262,710

California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(g)	6.13%	07/01/2052	3,745	3,673,005

Series 2022 A, RB(g)	6.25%	07/01/2062	4,655	4,548,703

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	1,000	1,001,769

Series 2016, Ref. RB(b)(c)(g)	5.00%	08/01/2025	65	67,134

Series 2016, Ref. RB(g)	5.00%	08/01/2041	2,425	2,436,286

Series 2016, Ref. RB(g)	5.00%	08/01/2046	685	685,769

California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Sustainability Bonds); Series 2023, Ref. RB(g)	5.25%	06/01/2053	1,550	1,498,526

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(g)	6.25%	07/01/2037	1,250	1,266,226

California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(g)	5.00%	07/01/2043	2,000	2,000,636

California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(g)	5.00%	08/01/2045	1,500	1,500,529

Series 2018 A, RB(g)	5.00%	08/01/2038	1,000	1,015,974

California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(g)	4.25%	07/01/2028	1,000	986,122

California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(g)	5.38%	07/01/2056	995	982,143

Series 2022, RB(g)	5.50%	07/01/2062	1,000	996,772

California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(g)	5.00%	07/01/2045	500	501,379

Series 2017 A, RB(g)	5.00%	07/01/2037	590	603,666

Series 2017 A, RB(g)	5.00%	07/01/2047	1,240	1,244,685

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2049	1,700	1,705,381

California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,440	1,440,589

California (State of) School Finance Authority (Orange County Educational Arts Academy);
Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.88%	06/01/2053	700	689,393

California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(g)	5.50%	08/01/2043	550	551,181

Series 2023, Ref. RB(g)	5.50%	08/01/2047	525	517,443

California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(g)	4.00%	11/01/2051	2,700	2,128,739

California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(g)	5.13%	06/01/2053	500	479,948

Series 2023 A, RB(g)	5.38%	05/01/2063	1,000	970,774

California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(g)	5.25%	07/01/2031	625	641,212

Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.25%	07/01/2048	700	694,315

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	$1,135	$1,172,508

Series 2017, RB	5.00%	09/02/2046	1,265	1,283,678

Series 2020 B, RB	4.00%	09/02/2050	445	370,021

Series 2020, RB	4.00%	09/01/2040	400	364,527

Series 2020, RB	4.00%	09/01/2050	2,340	1,952,077

Series 2021 A, RB	4.00%	09/02/2051	1,990	1,581,594

California (State of) Statewide Communities Development Authority (899 Charleston Project); Series 2014 A, Ref. RB(g)	5.25%	11/01/2044	1,500	1,187,583

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	795,807

Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,333,594

Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,206,585

Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,881,160

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,001,910

Series 2012, RB	6.10%	07/01/2032	760	761,123

California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,799,030

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	875	838,008

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,615	1,639,158

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,270,605

Series 2020, RB	4.00%	09/01/2050	1,415	1,180,423

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,091,232

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(g)	7.25%	09/01/2050	4,255	4,062,623

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,663,008

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,070	3,083,302

California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGM)(a)	5.25%	08/15/2052	2,000	2,159,764

Series 2022 A, RB (INS - AGM)(a)	5.38%	08/15/2057	2,320	2,522,339

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,435,076

Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,397,094

California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	600	611,782

California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(h)	5.20%	06/01/2036	2,225	2,227,307

California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB(b)(c)	5.00%	07/01/2024	750	758,270

California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	644,019

California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	7,825	7,837,130

California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,053,713

Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,737,772

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	1,000	920,193

Series 2019, RB(g)	5.00%	06/01/2034	375	377,502

Series 2019, RB(g)	5.00%	06/01/2039	100	96,856

Series 2019, RB(g)	5.00%	06/01/2051	295	265,367

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(g)	5.25%	12/01/2056	$7,330	$7,117,520

California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,305,396

Series 2023, RB	5.25%	09/01/2053	2,225	2,198,966

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,017,087

Series 2018, RB	5.00%	01/01/2048	1,995	2,011,060

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	1,640	1,644,641

Series 2019, RB(g)	5.25%	07/01/2049	3,375	3,268,737

California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS - Cal-Mortgage)(a)	4.13%	04/01/2053	1,000	999,116

California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	515,262

California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 C, RB	5.00%	09/02/2049	700	705,382

Series 2021 C-1, RB	4.00%	09/02/2041	2,185	1,901,558

Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,009,174

Series 2022, RB	5.38%	09/02/2052	1,000	1,001,243

Series 2023, RB	5.25%	09/02/2043	1,125	1,130,440

Series 2023, RB	5.25%	09/01/2051	2,400	2,381,986

Series 2023, RB	5.50%	09/02/2053	1,875	1,883,494

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,205,721

California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,635	2,646,585

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	5,585	5,675,001

Series 2002 B, RB	6.00%	05/01/2037	675	685,877

Series 2002 B, RB	6.00%	05/01/2043	705	716,385

Series 2002, RB	6.00%	05/01/2043	45	45,727

Series 2006 A, RB(d)	0.00%	06/01/2046	8,000	1,960,942

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	605	539,067

Series 2020, RB	4.00%	09/01/2050	575	492,332

Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	7,954,351

Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	5	5,026

Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	584,109

Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	156,214

Series 2020, RB	4.00%	09/01/2051	705	599,656

Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,132,193

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	890,856

Chino Valley Unified School District; Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	11,725,382

Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	1,775	1,585,578

Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,103,117

Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	520,273

Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS -NATL)(a)	4.63%	08/01/2029	35	35,046

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(d)	0.00%	08/01/2029	735	612,135

Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(g)	5.00%	09/01/2030	440	462,048

Series 2018, RB(g)	5.00%	09/01/2038	1,090	1,124,518

Series 2018, RB(g)	5.00%	09/01/2048	2,015	2,039,495

Series 2018, RB(g)	5.00%	09/01/2053	1,525	1,533,301

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	$820	$820,310

Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(d)	0.00%	06/01/2035	1,300	822,467

Series 2019 B, GO Bonds (INS - BAM)(a)(d)	0.00%	06/01/2041	6,250	2,773,734

Series 2019 B, GO Bonds (INS - BAM)(a)(d)	0.00%	06/01/2042	4,335	1,821,849

Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	285	262,823

Series 2020, RB	4.00%	09/01/2045	460	408,162

Series 2020, RB	4.00%	09/01/2050	1,035	886,198

Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	291,516

CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(g)	4.00%	09/01/2056	2,500	1,739,308

CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(g)	4.00%	08/01/2056	1,000	728,385

CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(g)	5.00%	07/01/2051	3,250	2,933,171

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,039

Series 2007 C, Ref. RB	6.50%	12/15/2047	850	820,966

Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	194,159

Series 2020, RB	4.00%	09/01/2040	400	368,437

Series 2020, RB	4.00%	09/01/2050	1,000	834,221

Series 2023, RB	5.00%	09/01/2048	1,675	1,597,339

Series 2023, RB	5.00%	09/01/2053	2,600	2,443,651

Downey Unified School District; Series 2023 A, GO Bonds	4.00%	08/01/2048	6,055	6,007,477

Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 3);
Series 2021, RB	4.00%	09/01/2045	850	744,856

Series 2021, RB	4.00%	09/01/2051	865	726,621

Eastern Municipal Water District;
Series 2023, RB	5.25%	09/01/2048	1,100	1,115,050

Series 2023, RB	5.25%	09/01/2053	1,385	1,397,687

Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	74,718

Series 2021, RB	4.00%	09/01/2050	385	324,130

El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	1,998,067

El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	15,066,787

El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	4,430	3,168,337

Elsinore Valley Municipal Water District; Series 2021 A, RB(g)	4.50%	09/01/2051	2,680	2,269,976

Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	451,140

Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	390,371

Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	507,276

Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	431,454

Series 2020, RB	4.00%	09/01/2050	705	577,534

Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	872,474

Fairfield (City of), CA Community Facilities District No. 2019-1 (One Lake); Series 2021 A, RB	4.00%	09/01/2051	5,290	4,450,653

Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,335,860

Fontana (City of), CA (El Paseo Community Facilities District 87); Series 2021, RB	4.00%	09/01/2046	325	292,377

Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	530	476,207

Series 2020, RB	4.00%	09/01/2050	635	551,315

Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(k)	6.85%	01/15/2042	1,000	1,186,882

Series 2015, Ref. RB (INS - AGM)(a)(d)	0.00%	01/15/2035	2,745	1,794,902

Series 2021 A, Ref. RB	4.00%	01/15/2046	15,965	15,341,576

Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	831,238

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(a)(h)	5.00%	07/01/2053	$3,320	$3,411,886

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(d)	0.00%	08/01/2029	615	523,159

Series 2009 A, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2029	4,735	3,902,007

Series 2009 A, GO Bonds(b)(d)	0.00%	08/01/2031	2,235	1,789,106

Series 2009 A, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2031	1,415	1,083,442

Glendora (City of), CA Public Finance Authority (No. 1); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	485	485,588

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	21,000	2,191,352

Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	212,484

Series 2021 A, RB	4.00%	09/01/2051	500	409,106

Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	13,000	13,002,233

Hayward Unified School District (Election of 2018);
Series 2019 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2048	6,900	6,888,592

Series 2022, GO Bonds (INS - BAM)(a)	4.00%	08/01/2050	10,875	10,763,264

Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,625,033

Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,325,200

Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,321,191

Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,436,303

Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2053	1,500	1,647,870

Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	898,181

Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,025,873

Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	553,875

Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	693,964

Series 2021 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2051	3,100	3,030,314

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(d)	0.00%	06/01/2036	8,000	3,544,255

Series 2007 C-2, RB(d)	0.00%	06/01/2047	14,000	2,943,433

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	446,943

Series 2014, RB	5.00%	09/01/2049	445	446,531

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10); Series 2023, RB (INS - BAM)(a)	5.25%	09/01/2053	5,000	5,500,580

Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(a)	4.00%	09/01/2058	5,000	4,918,259

Irvine Ranch Water District; Series 2016, RB	5.25%	02/01/2046	4,305	4,468,875

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	3,566,415

Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,000	3,011,209

Jurupa Community Services District; Series 2021 A, RB	4.00%	09/01/2045	710	613,639

Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	321,467

Series 2021, RB	4.00%	09/01/2046	450	399,648

Series 2021, RB	4.00%	09/01/2051	700	605,776

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	380	326,504

Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	4,015	3,344,299

Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,008,464

Series 2021, RB	4.00%	09/01/2046	290	253,908

Series 2021, RB	4.00%	09/01/2051	310	263,267

Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	695,890

Series 2020, RB	4.00%	09/01/2045	835	731,711

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	$250	$242,413

Series 2020, RB	4.00%	09/01/2045	310	272,702

Series 2020, RB	4.00%	09/01/2049	730	624,411

Series 2022, RB	4.00%	09/01/2052	3,000	2,646,573

Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,960	2,967,293

Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,000,491

Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	297,015

Long Beach (City of), CA; Series 2017 A, RB(h)	5.00%	05/15/2040	16,080	16,672,058

Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	2,370	2,381,301

Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(h)	5.00%	05/15/2043	8,210	8,487,327

Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	53,586

Series 2007 A, RB	5.50%	11/15/2032	2,665	2,926,323

Series 2007 A, RB	5.50%	11/15/2037	1,000	1,110,637

Los Alamitos Unified School District; Series 2013, GO Bonds(k)	6.01%	08/01/2040	1,660	1,680,209

Los Alamitos Unified School District (Capital); Series 2012, COP(k)	5.95%	08/01/2034	1,200	1,319,858

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	596,356

Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(h)	5.00%	05/15/2034	45	45,220

Series 2018, RB(f)(h)	5.00%	05/15/2035	11,410	12,182,960

Series 2018, RB(f)(h)	5.00%	05/15/2036	10,640	11,297,732

Series 2019 A, Ref. RB(h)	5.00%	05/15/2049	16,710	17,065,888

Series 2021, Ref. RB(h)	5.00%	05/15/2035	3,500	3,813,198

Series 2022 A, RB(h)	5.00%	05/15/2045	12,875	13,513,448

Series 2022 A, RB(h)	4.00%	05/15/2049	6,400	5,923,805

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(h)	5.00%	05/15/2045	5,000	5,012,053

Series 2018 A, RB(h)	5.25%	05/15/2048	5,000	5,149,649

Series 2018, Ref. RB(h)	5.00%	05/15/2048	4,395	4,493,780

Series 2019, RB(h)	5.00%	05/15/2049	24,745	25,228,794

Series 2022, RB(h)	4.00%	05/15/2047	10,000	9,415,061

Los Angeles (City of), CA Department of Water & Power;
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,770,488

Series 2017, RB(f)	5.00%	07/01/2047	21,000	21,710,451

Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,564,256

Series 2021 C, RB(f)	5.00%	07/01/2051	31,555	34,044,888

Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	7,058,677

Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	2,000	2,008,885

Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,653,552

Los Angeles (Port of), CA; Series 2014 A, Ref. RB(h)	5.00%	08/01/2036	1,000	1,004,007

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(d)	0.00%	08/01/2024	1,265	1,231,331

Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,363,152

Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	87,363

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,756,284

Series 2020, RB	4.00%	09/01/2051	3,560	2,906,838

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	258,025

Series 2020 A, RB	4.00%	09/01/2040	700	652,475

Series 2020 B, RB	4.00%	09/01/2040	700	629,714

McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	11/01/2024	1,750	1,790,221

Menifee (City of), CA (Meadow Run); Series 2022, RB	4.00%	09/01/2051	570	490,951

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2040	$ 1,500	$1,226,288

Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	1,667,621

Series 2021, RB	4.00%	09/01/2044	560	499,103

Series 2021, RB	4.00%	09/01/2051	675	573,242

Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	621,225

Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2048	1,500	1,535,511

Series 2021, RB	4.00%	09/01/2051	1,825	1,533,045

Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	855,577

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2035	940	617,350

Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,047,067

Merced City School District (Election of 2014);
Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,161,804

Series 2022, GO Bonds (INS - AGM)(a)	4.00%	08/01/2046	3,500	3,519,157

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(d)	0.00%	08/01/2031	840	634,524

Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,062,968

Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	442,570

Series 2019, RB	5.00%	09/01/2048	485	490,896

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	4,985	4,818,653

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	12,045	11,524,479

Series 2023, RB (INS - BAM)(a)	4.13%	12/01/2048	2,125	2,103,953

Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,087,844

Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	8,000	8,581,481

Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	666,980

Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,508,135

North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(f)(l)	4.00%	08/01/2047	22,000	22,127,501

Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	1,615	1,443,643

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,195	1,203,486

Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2038	8,680	4,972,308

Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2042	5,755	3,246,684

Oakland Unified School District (Election of 2020); Series 2021 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2046	9,000	8,914,507

Ontario (City of), CA;
Series 2021, RB	4.00%	09/01/2051	500	432,016

Series 2023, RB	5.50%	09/01/2048	1,250	1,295,724

Series 2023, RB	5.75%	09/01/2054	2,250	2,362,981

Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,011,549

Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	655,676

Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	839,327

Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	260,926

Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	845	747,811

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	127,189

Series 2015 A, RB	5.25%	08/15/2045	1,810	1,829,061

Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,400,651

Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,000	2,004,646

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	$ 1,250	$1,259,164

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,510,923

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	856,066

Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	299,922

Series 2021 A, Ref. RB	4.00%	09/01/2027	315	315,613

Series 2021 A, Ref. RB	4.00%	09/01/2030	250	248,623

Series 2021 A, Ref. RB	4.00%	09/01/2033	275	271,081

Series 2021 A, Ref. RB	4.00%	09/01/2036	300	288,387

Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,148

Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	452,753

Palomar Community College District (Election of 2006); Series 2010, GO Bonds(k)	6.38%	08/01/2045	3,330	2,963,962

Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,645,318

Series 2017, Ref. RB	5.00%	11/01/2042	4,835	4,863,433

Paradise Unified School District;
Series 2023 C, GO Bonds	5.00%	08/01/2047	2,310	2,405,414

Series 2023 C, GO Bonds	5.00%	08/01/2052	3,605	3,727,379

Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	937,103

Series 2021, RB	4.00%	09/01/2051	1,225	1,029,030

Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	239,106

Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	294,990

Perris Union High School District (School Financing); Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,171,406

Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	3,490,939

Pittsburg Public Financing Authority; Series 2022 A, RB (INS - AGM)(a)	5.00%	08/01/2052	13,580	14,574,114

Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program); Series 2019, RB (INS - AGM)(a)	5.00%	09/01/2047	7,000	7,341,428

Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds(b)(c)	5.25%	08/01/2024	1,000	1,014,599

Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,080,542

Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,940	2,000,654

Rancho Cordova (City of), CA; Series 2023, RB	5.38%	09/01/2053	1,300	1,323,177

Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	353,820

Series 2021, RB	4.00%	09/01/2046	585	504,271

Series 2021, RB	4.00%	09/01/2050	500	419,023

Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	196,998

Series 2021, RB	4.00%	09/01/2050	200	170,457

Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	329,887

Series 2021, RB	4.00%	09/01/2051	325	273,008

Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	527,136

Series 2018, GO Bonds	5.00%	08/01/2033	500	526,822

Series 2018, GO Bonds	5.00%	08/01/2035	750	789,012

Regents of the University of California Medical Center;
Series 2022 P, RB(f)	5.00%	05/15/2047	30,280	32,925,194

Series 2022 P, RB	4.00%	05/15/2053	15,180	14,615,993

Series 2022 P, RB(f)(l)	4.00%	05/15/2053	15,000	14,442,681

Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(d)	0.00%	08/01/2042	8,125	3,347,301

Series 2019 A, GO Bonds (INS - BAM)(a)(d)	0.00%	08/01/2043	4,500	1,754,765

Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(k)	6.63%	08/01/2042	10,530	12,582,604

River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGM)(a)	5.25%	09/01/2052	3,600	3,894,785

Series 2022, RB (INS - AGM)(a)	5.25%	09/01/2052	2,000	2,163,769

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	$1,050	$1,053,980

Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,006,288

Series 2017, RB	5.00%	09/01/2045	535	541,993

Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,075,491

Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	500,209

Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011, RB(b)(c)	7.75%	10/01/2024	1,000	1,037,772

Series 2011, RB(b)(c)	8.00%	10/01/2024	1,000	1,039,373

Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	15,505,939

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	256,250

Series 2020, RB	4.00%	09/01/2050	610	519,895

Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	250,103

Series 2021, RB	4.00%	09/01/2050	600	509,804

Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,509,388

Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,620,387

Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,327,237

Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	375,548

Series 2023, RB	5.00%	09/01/2054	1,090	1,095,071

Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,011,997

Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	501,066

Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	817,528

Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,566,383

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	342,246

Series 2020, RB	4.00%	09/01/2045	350	297,959

Series 2020, RB	4.00%	09/01/2050	475	394,449

Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,853,783

Series 2022, RB	5.00%	09/01/2052	2,760	2,736,604

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	2,000	2,056,142

Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,317,916

Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,226,033

Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	5,034,103

Sacramento (County of), CA; Series 2018 C, Ref. RB(h)	5.00%	07/01/2039	2,835	2,928,870

Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	563,481

Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(h)	5.25%	06/01/2027	520	509,790

San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	558,556

Series 2022, RB	5.25%	09/01/2052	680	683,933

San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	5	5,008

San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	650	650,120

Series 2007 A, COP	5.00%	02/01/2037	3,235	3,235,083

San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(h)	5.75%	12/01/2032	3,365	3,370,150

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(h)	5.00%	07/01/2037	$ 1,000	$1,027,166

Series 2019 B, Ref. RB(h)	5.00%	07/01/2049	4,325	4,391,314

Series 2021 A, RB	4.00%	07/01/2056	5,130	4,871,584

Series 2021 A, RB	5.00%	07/01/2056	3,880	4,126,528

Series 2021 B, RB(h)	4.00%	07/01/2046	15,040	14,154,410

Series 2021 B, RB(h)	4.00%	07/01/2051	4,000	3,655,404

Series 2021 B, RB(h)	5.00%	07/01/2051	1,500	1,537,826

Series 2021 B, RB(h)	5.00%	07/01/2056	22,240	22,719,637

Series 2023 B, RB(h)	5.00%	07/01/2053	5,000	5,173,578

San Diego Unified School District; Series 2022, GO Bonds(f)	4.25%	07/01/2052	17,500	17,700,596

San Diego Unified School District (Election of 2012) (Green Bonds); Series 2021 N-2, GO Bonds	4.00%	07/01/2046	11,300	11,357,245

San Diego Unified School District (Election of 2022); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	14,736,143

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(h)	5.00%	05/01/2048	11,290	11,472,723

Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	10,044,367

Series 2017 A, RB(h)	5.00%	05/01/2042	1,930	1,967,317

Series 2018 D, RB(h)	5.25%	05/01/2048	6,200	6,376,506

Series 2019 A, RB(h)	5.00%	05/01/2049	49,310	50,210,833

Series 2019 E, RB(h)	4.00%	05/01/2050	5,000	4,588,324

Series 2019 E, RB(h)	5.00%	05/01/2050	3,080	3,134,144

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	493,979

Series 2020, RB	4.00%	09/01/2050	1,025	864,266

San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(g)	4.00%	09/01/2052	2,000	1,655,343

San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(g)	5.00%	09/01/2037	385	391,584

Series 2022 A, RB(g)	5.00%	09/01/2052	2,000	1,879,355

Series 2022 B, RB(g)	5.00%	09/01/2052	1,000	925,986

San Francisco (City & County of), CA Public Utilities Commission (Green Bonds);
Series 2021 A, RB	4.00%	10/01/2048	10,000	10,036,397

Series 2021 A, RB	4.00%	10/01/2051	5,000	4,958,958

San Francisco (City & County of), CA Redevelopment Agency Successor Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGM)(a)	5.00%	08/01/2048	2,250	2,415,551

Series 2023, RB (INS - AGM)(a)	5.25%	08/01/2053	2,375	2,590,074

San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(g)	5.75%	09/01/2050	850	865,262

Series 2023, RB(g)	5.75%	09/01/2053	1,800	1,826,857

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,745	2,752,830

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,815,152

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB(b)(c)	5.00%	02/28/2024	500	502,175

Series 2013 B, RB(b)(c)	5.00%	02/28/2024	500	502,175

San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	495,089

San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	623,134

San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	254,028

San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,018,057

Series 2021 A, Ref. RB	4.00%	01/15/2044	1,705	1,694,260

San Jose (City of), CA; Series 2017 A, Ref. RB(h)	5.00%	03/01/2047	17,260	17,318,901

San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(h)	6.20%	01/01/2041	3,150	3,084,620

San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(h)	5.10%	12/01/2032	3,695	3,640,069

San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	4,980	4,985,958

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(d)	0.00%	09/01/2031	3,110	2,391,528

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	$1,500	$1,502,087

San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	759,753

San Mateo Foster City School District;
Series 2010, GO Bonds(k)	6.63%	08/01/2042	1,010	1,043,149

Series 2023 B, GO Bonds	4.00%	08/01/2051	10,000	10,060,078

Santa Barbara (County of), CA;
Series 2018 B, COP(h)	5.00%	12/01/2037	12,695	13,367,549

Series 2018 B, COP(h)	5.00%	12/01/2038	5,000	5,255,575

Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(h)	5.85%	08/01/2031	845	846,614

Series 2001 A, RB(h)	6.00%	08/01/2041	2,070	2,111,436

Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,011,390

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,117,847

Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,753,756

Series 2011, RB	5.88%	07/01/2042	2,600	2,604,486

Santa Rosa Elementary School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2053	6,010	5,913,101

Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	501,263

Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	1,025	1,027,664

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(d)	0.00%	06/01/2036	22,420	11,003,039

Series 2007 A, RB(d)	0.00%	06/01/2041	10,000	3,598,112

Series 2007 B, RB(d)	0.00%	06/01/2047	12,650	3,069,533

Series 2007 C, RB(d)	0.00%	06/01/2056	65,815	6,092,751

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(d)	0.00%	08/01/2028	3,480	2,973,132

Series 2007 C, GO Bonds (INS - AGM)(a)(d)	0.00%	08/01/2030	2,765	2,188,839

South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,279,076

South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	10,000	10,722,455

South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	5.00%	09/01/2052	2,500	2,519,939

Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	250	259,326

Series 2007 A, RB	5.25%	11/01/2027	2,255	2,364,269

Series 2007 A, RB	5.00%	11/01/2028	205	214,212

Series 2007 A, RB	5.00%	11/01/2029	165	172,546

Series 2007 A, RB	5.00%	11/01/2033	2,085	2,209,976

Series 2014 A, RB	5.00%	07/01/2035	13,000	13,085,550

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(d)	0.00%	06/01/2046	3,000	543,531

Series 2019, Ref. RB	5.00%	06/01/2039	750	778,605

Series 2019, Ref. RB	5.00%	06/01/2048	1,995	2,025,930

Series 2019, Ref. RB(d)	0.00%	06/01/2054	20,000	3,739,484

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	1,800	1,749,561

Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,044,299

Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,031,324

Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	1,000	999,314

Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,109,103

Series 2016 B, GO Bonds	5.00%	08/01/2041	950	981,944

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2020, RB	4.00%	09/01/2050	4,750	4,054,594

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2036	$ 1,075	$1,017,290

Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,462,633

Series 2021, Ref. RB	4.00%	09/01/2046	2,700	2,194,623

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	3,600	2,102,799

Tracy (City of), CA Community Facilities District;
Series 2022, RB	5.00%	09/01/2042	1,905	1,945,197

Series 2022, RB	5.00%	09/01/2052	2,400	2,402,218

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,500	1,520,712

Series 2020 A, RB	5.00%	10/01/2049	2,800	2,818,882

Series 2020 B, RB	5.00%	10/01/2035	250	260,140

Series 2020 B, RB	5.00%	10/01/2038	300	306,107

Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,044,316

University of California;
Series 2017, RB(f)	5.00%	05/15/2047	15,000	15,604,493

Series 2017, RB(f)(l)	5.00%	05/15/2048	16,000	16,852,635

Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,213,159

Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	11,921,873

Series 2021 Q, Ref. RB (INS - BAM)(a)	4.00%	05/15/2051	5,040	5,003,239

Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2); Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,040,914

Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,090,723

Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	646,549

Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	234,712

Series 2021 A, RB	4.00%	09/01/2045	165	139,804

Series 2021 A, RB	4.00%	09/01/2051	260	211,237

Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	952,208

Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,325,083

Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	485,970

Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	247,679

Series 2023 A, RB	5.75%	07/01/2048	500	529,437

Series 2023 A, RB	5.75%	07/01/2053	1,000	1,048,848

Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,778,095

Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,790,602

West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(d)	0.00%	08/01/2025	2,500	2,360,285

Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	5,070,422

West Covina (City of), CA Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	476,324

West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	525,908

Series 2021, RB	4.00%	09/01/2046	745	637,067

Series 2021, RB	4.00%	09/01/2049	1,775	1,490,758

West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	624,491

Series 2015, RB	5.25%	09/01/2045	1,550	1,566,214

Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,504,421

Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(d)	0.00%	08/01/2024	4,685	4,583,348

				2,106,935,078

Guam–0.48%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,018,591

Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,697,601

Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,842,060

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	$ 765	$769,633

Series 2020 A, RB	5.00%	01/01/2050	3,460	3,481,442

				9,809,327

Northern Mariana Islands–0.10%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(h)	6.25%	03/15/2028	675	647,891

Series 2005 A, RB(h)	5.50%	03/15/2031	1,415	1,297,628

				1,945,519

Puerto Rico–4.07%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039	9,080	9,102,946

Series 2002, RB	5.63%	05/15/2043	8,735	8,834,176

PRIFA Custodial Trust; Series 2005, RB	0.00%	03/15/2049	83	25,221

Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds(d)	0.00%	07/01/2024	136	132,216
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	12,619	7,698,342

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	925	941,623

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	958,247

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	954,697

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	943,963

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,619,103

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	684,793

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	574,180

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	754,583

Subseries 2022, RN	0.00%	11/01/2043	3,974	2,071,594

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	566	570,946

Series 2022 A, Ref. RB(g)	5.00%	07/01/2037	1,500	1,503,052

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(i)	5.00%	07/01/2042	4,000	1,010,000

Series 2012 A, RB(i)	5.05%	07/01/2042	1,000	252,500

Series 2013 A, RB(i)	6.75%	07/01/2036	7,350	1,855,875

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	957	947,278

Series 2022 B, RB(d)	0.00%	07/01/2032	622	403,361

Series 2022 C, RB(k)	5.00%	07/01/2053	1,064	688,728

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 05/26/2000; Cost $5,438,259)(h)(i)(j)	6.63%	06/01/2026	5,450	3,815,000

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2024	83	81,200

Series 2018 A-1, RB(d)	0.00%	07/01/2027	1,524	1,316,326

Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,616	1,165,855

Series 2018 A-1, RB(d)	0.00%	07/01/2033	11,974	7,848,988

Series 2018 A-1, RB	4.50%	07/01/2034	419	416,548

Series 2018 A-1, RB	4.55%	07/01/2040	342	333,168

Series 2018 A-1, RB(d)	0.00%	07/01/2046	8,788	2,593,276

Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,879	3,019,518

Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,375,395

Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,271,265

Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,044,247

Series 2019 A-2, RB	4.54%	07/01/2053	65	59,403

Series 2019 A-2, RB	4.78%	07/01/2058	865	814,886

Series 2019 A-2B, RB	4.55%	07/01/2040	926	902,087

University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,110,037

				82,694,623

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.19%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(h)	5.00%	09/01/2029	$ 1,645	$1,564,250

Series 2014 A, Ref. RB(h)	5.00%	09/01/2033	1,500	1,367,440

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)	5.00%	09/01/2030	1,000	1,011,335

				3,943,025

Total Municipal Obligations (Cost $2,259,178,296)				2,205,327,572

U.S. Dollar Denominated Bonds & Notes–0.14%
California–0.14%
CalPlant I LLC;
Exit Facility(g)(m)	15.00%	07/01/2025	485	485,000

Series 21A(g)(i)(m)	9.50%	03/31/2024	160	160,000

Series 21B(g)(i)(m)	9.50%	03/31/2024	605	605,000

Series 22A(g)(i)(m)	9.50%	03/31/2024	330	330,000

Series 22B(g)(i)(m)	9.50%	03/31/2024	30	30,000

Series 22C(g)(i)(m)	9.50%	03/31/2024	220	220,000

Series 22X(g)(i)(m)	9.50%	03/31/2024	325	325,000

Series 23A(g)(i)(m)	9.50%	03/31/2024	115	115,000

Series 23B(g)(i)(m)	9.50%	03/31/2024	100	100,000

Series 23C(g)(i)(m)	9.50%	03/31/2024	165	165,000

Series 23D (Acquired 05/04/2023; Cost $140,000)(g)(i)(j)(m)	9.50%	03/31/2024	140	140,000

Series 23E(g)(i)(m)	9.50%	03/31/2024	160	160,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,835,000)				2,835,000

TOTAL INVESTMENTS IN SECURITIES(n)–108.70% (Cost $2,262,013,296)				2,208,162,572

FLOATING RATE NOTE OBLIGATIONS–(8.23)%
Notes with interest and fee rates ranging from 3.82% to 3.87% at 11/30/2023 and contractual maturities of collateral ranging from 05/15/2035 to 09/01/2053(o)				(167,110,000)

BORROWINGS–(0.89)%				(18,000,000)

OTHER ASSETS LESS LIABILITIES–0.42%				8,317,318

NET ASSETS–100.00%				$2,031,369,890

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount.
(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $148,663,005, which represented 7.32% of the Fund’s Net Assets.

(h)	Security subject to the alternative minimum tax.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $9,939,375, which represented less than 1% of the Fund’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at November 30, 2023 was $4,305,000, which represented less than 1% of the Fund’s Net Assets.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $37,925,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.14%

Build America Mutual Assurance Co.	5.36%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $239,403,926 are held by TOB Trusts and serve as collateral for the $167,110,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,205,327,572	$ –	$2,205,327,572

U.S. Dollar Denominated Bonds & Notes	–	–	2,835,000	2,835,000

Total Investments in Securities	–	2,205,327,572	2,835,000	2,208,162,572

Other Investments - Assets

Investments Matured	–	540,411	–	540,411

Total Investments	$–	$2,205,867,983	$2,835,000	$2,208,702,983

                             Invesco California Municipal Fund